Accounts receivable (Tables)	12 Months Ended
Oct. 31, 2021
Trade and other current receivables [abstract]
Schedule of aging of receivables

Aging Summary	October 31, 2021	October 31, 2020
	$	$

Current	3,181,294	540,824
1-30 days	310,818	—
31-60 days	120,604	21,455
61-90 days	18,477	—
91 days and over	441,508	9,021
	4,072,701	571,300

Schedule of other receivables

	October 31, 2021	October 31, 2020
	$	$
Harmonized Sales Taxes receivable	379,814	274,998
Other receivables	593,331	43,931
	973,145	318,929